15. Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Payments to related parties	$ 0	$ 286,124
Accounts payable	1,788,521	852,760
SynBio LLC [Member]
Due to related party	395,000	395,000
Payments to related parties		286,124
Non-Employee Director [Member]
Professional fees	72,594	74,582
Non-Employee Director [Member] | Consulting Services [Member]
Accounts payable	17,791	0
Firm of Non-Employee Director [Member]
Professional fees	4,000	133,381
Firm of Non-Employee Director [Member] | Consulting Services [Member]
Accounts payable	$ 0	$ 51,708